Exhibit 99.1

NISSAN AUTO RECEIVABLES 2015-B OWNER TRUST
Monthly Servicer's Certificate
for the month of October 2015

Collection Period	31-Oct-15	30/360 Days	30	Collection Period Start	1-Oct-15
Distribution Date	16-Nov-15	Actual/360 Days	32	Collection Period End	31-Oct-15
				Prior Month Settlement Date	15-Oct-15
				Current Month Settlement Date	16-Nov-15

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,424,589,987.18	1,296,272,996.49	1,258,387,797.54	0.927327
Yield Supplement Overcollaterization		67,584,220.84	59,677,141.82	57,209,754.31
Total Adjusted Portfolio		1,357,005,766.34	1,236,595,854.67	1,201,178,043.23
Total Adjusted Securities		1,357,005,766.34	1,236,595,854.67	1,201,178,043.23	0.885168
Class A-1 Notes	0.38000%	270,000,000.00	149,590,088.33	114,172,276.89	0.422860
Class A-2a Notes	0.83000%	200,000,000.00	200,000,000.00	200,000,000.00	1.000000
Class A-2b Notes	0.47575%	290,000,000.00	290,000,000.00	290,000,000.00	1.000000
Class A-3 Notes	1.34000%	410,000,000.00	410,000,000.00	410,000,000.00	1.000000
Class A-4 Notes	1.79000%	132,710,000.00	132,710,000.00	132,710,000.00	1.000000
Certificates	0.00000%	54,295,766.34	54,295,766.34	54,295,766.34	1.000000

	Principal Payment	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	35,417,811.44	50,528.21	131.1770794	0.1871415
Class A-2a Notes	0.00	138,333.33	-	0.6916667
Class A-2b Notes	0.00	122,637.78	-	0.4228889
Class A-3 Notes	0.00	457,833.33	-	1.1166667
Class A-4 Notes	0.00	197,959.08	-	1.4916666
Certificates	0.00	0.00	-	-
Total Securities	35,417,811.44	967,291.73

I. COLLECTIONS

Interest:
Interest Collections		2,632,661.54
Repurchased Loan Proceeds Related to Interest		0.00
Total Interest Collections		2,632,661.54

Principal:
Principal Collections		37,318,390.88
Repurchased Loan Proceeds Related to Principal		0.00
Total Principal Collections		37,318,390.88

Recoveries of Defaulted Receivables		126,441.92
Servicer Advances		0.00

Total Collections		40,077,494.34

II. COLLATERAL POOL BALANCE DATA
	Number	Amount
Adjusted Pool Balance - Beginning of Period	65,079	1,236,595,854.67
Total Principal Payment		35,417,811.44
	64,335	1,201,178,043.23

Exhibit 99.1

NISSAN AUTO RECEIVABLES 2015-B OWNER TRUST
Monthly Servicer's Certificate
for the month of October 2015

III. DISTRIBUTIONS

Total Collections	40,077,494.34
Reserve Account Draw	0.00
Total Available for Distribution	40,077,494.34

1. Reimbursement of Advance	0.00

2. Servicing Fee:
Servicing Fee Due	1,080,227.50
Servicing Fee Paid	1,080,227.50
Servicing Fee Shortfall	0.00

3. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Interest Distributable Amount	50,528.21

Class A-1 Notes Monthly Interest Paid	50,528.21
Change in Class A-1 Notes Interest Carryover Shortfall	0.00

Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Interest on Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest Distributable Amount	138,333.33

Class A-2a Notes Monthly Interest Paid	138,333.33
Change in Class A-2a Notes Interest Carryover Shortfall	0.00

Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Interest on Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest Distributable Amount	122,637.78

Class A-2b Notes Monthly Interest Paid	122,637.78
Change in Class A-2b Notes Interest Carryover Shortfall	0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest Distributable Amount	457,833.33

Class A-3 Notes Monthly Interest Paid	457,833.33
Change in Class A-3 Notes Interest Carryover Shortfall	0.00

Class A-4 Notes Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest Distributable Amount	197,959.08

Class A-4 Notes Monthly Interest Paid	197,959.08
Change in Class A-4 Notes Interest Carryover Shortfall	0.00

Exhibit 99.1

NISSAN AUTO RECEIVABLES 2015-B OWNER TRUST
Monthly Servicer's Certificate
for the month of October 2015

Total Note Monthly Interest
Total Note Monthly Interest Due	967,291.73
Total Note Monthly Interest Paid	967,291.73
Total Note Interest Carryover Shortfall	0.00
Change in Total Note Interest Carryover Shortfall	0.00

Total Available for Principal Distribution	38,029,975.11

4. Total Monthly Principal Paid on the Notes	35,417,811.44

Total Noteholders' Principal Carryover Shortfall	0.00
Total Noteholders' Principal Distributable Amount	35,417,811.44
Change in Total Noteholders' Principal Carryover Shortfall	0.00

5. Total Monthly Principal Paid on the Certificates	0.00

Total Certificateholders' Principal Carryover Shortfall	0.00
Total Certificateholders' Principal Distributable Amount	0.00
Change in Total Certificateholders' Principal Carryover Shortfall	0.00

Remaining Available Collections	2,612,163.67
Deposit from Remaining Available Collections to fund Reserve Account	0.00
Remaining Available Collections Released to Seller	2,612,163.67

V. RESERVE ACCOUNT

Initial Reserve Account Amount	3,392,514.42
Required Reserve Account Amount	3,392,514.42
Beginning Reserve Account Balance	3,392,514.42
Deposit of Remaining Available Collections	0.00
Ending Reserve Account Balance	3,392,514.42

Required Reserve Account Amount for Next Period	3,392,514.42

VI. POOL STATISTICS

Weighted Average Coupon	2.40%
Weighted Average Remaining Maturity	54.56

Principal Recoveries of Defaulted Receivables	126,441.92
Principal on Defaulted Receivables	566,808.07
Pool Balance at Beginning of Collection Period	1,296,272,996.49
Net Loss Ratio	0.41%

Net Loss Ratio for Second Preceding Collection Period	0.09%
Net Loss Ratio for Preceding Collection Period	0.26%
Net Loss Ratio for Current Collection Period	0.41%
Average Net Loss Ratio	0.25%

Cumulative Net Losses for all Periods	953,778.57

Exhibit 99.1

NISSAN AUTO RECEIVABLES 2015-B OWNER TRUST
Monthly Servicer's Certificate
for the month of October 2015

Delinquent Receivables:	Amount	Number
31-60 Days Delinquent	4,052,951.53	197
61-90 Days Delinquent	809,480.69	34
91-120 Days Delinquent	171,515.31	9
Total Delinquent Receivables:	5,033,947.53	240
61+ Days Delinquencies as Percentage of Receivables	0.08%	0.07%

Delinquency Ratio for Second Preceding Collection Period		0.04%
Delinquency Ratio for Preceding Collection Period		0.06%
Delinquency Ratio for Current Collection Period		0.07%
Average Delinquency Ratio		0.06%

VII. STATEMENTS TO NOTEHOLDERS

1. The amount of the currency Swap Payments and the currency Swap
Termination Payments, if any, due to the currency Swap Counterparty
under the currency Swap Agreement.	NO

2. Has there been a material change in practices with respect to charge-
offs, collection and management of delinquent Receivables, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	NO

3. Have there been any material modifications, extensions or waivers to
Receivables terms, fees, penalties or payments during the Collection Period?	NO

4. Have there been any material breaches of representations, warranties
or covenants contained in the Receivables?	NO

5. Has there been an issuance of notes or other securities backed by the
Receivables?	NO

6. Has there been a material change in the underwriting, origination or acquisition
of Receivables?	NO